Schedule of Investments(a)
March 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–78.60%
Aerospace & Defense–0.53%
Parsons Corp., Conv., 0.25%, 08/15/2025	$6,000,000	$6,348,650
Airlines–2.36%
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(b)	12,614,000	11,799,620
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	10,231,000	13,921,833
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	2,620,000	2,363,240
		28,084,693
Apparel Retail–0.55%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	5,710,000	6,548,656
Application Software–11.78%
Avalara, Inc., Conv., 0.25%, 08/01/2026(b)	10,300,000	8,837,400
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	8,674,000	8,522,205
Bill.com Holdings, Inc., Conv., 0.00%, 04/01/2027(b)(c)	14,831,000	14,219,221
Blackline, Inc., Conv., 0.00%, 03/15/2026(c)	4,221,000	3,587,850
Box, Inc., Conv., 0.00%, 01/15/2026(c)	5,000,000	6,335,000
Coupa Software, Inc., Conv., 0.38%, 06/15/2026	7,530,000	6,355,320
Datadog, Inc., Conv., 0.13%, 06/15/2025	4,279,000	7,595,225
DocuSign, Inc., Conv., 0.00%, 01/15/2024(c)	4,000,000	3,760,000
Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	7,883,000	7,394,254
Five9, Inc., Conv., 0.50%, 06/01/2025	7,501,000	8,146,086
HubSpot, Inc., Conv., 0.38%, 06/01/2025	4,577,000	8,174,522
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	8,825,000	9,304,860
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	9,750,000	8,526,375
Splunk, Inc., Conv., 1.13%, 06/15/2027	13,293,000	12,761,280
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	8,810,000	9,739,455
Unity Software, Inc., Conv., 0.00%, 11/15/2026(b)(c)	4,140,000	3,412,395
Workday, Inc., Conv., 0.25%, 10/01/2022	4,000,000	6,578,622
Zendesk, Inc., Conv., 0.63%, 06/15/2025	5,400,000	6,833,700
		140,083,770
Auto Parts & Equipment–0.43%
Luminar Technologies, Inc., Conv., 1.25%, 12/15/2026(b)	5,000,000	5,061,620
Principal Amount		Value
Automobile Manufacturers–1.86%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	$18,672,000	$22,163,664
Biotechnology–1.57%
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	4,500,000	4,528,285
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	6,371,000	6,040,504
Insmed, Inc.,
Conv., 1.75%, 01/15/2025	3,283,000	3,292,882
0.75%, 06/01/2028	5,000,000	4,845,000
		18,706,671
Cable & Satellite–2.34%
Cable One, Inc., Conv., 1.13%, 03/15/2028	7,500,000	6,742,500
DISH Network Corp., Conv., 0.00%, 12/15/2025(c)	11,900,000	11,603,690
Liberty Broadband Corp.,
Conv., 1.25%, 10/05/2023(b)(d)	5,290,000	5,091,625
2.75%, 10/05/2023(b)(d)	4,375,000	4,325,888
		27,763,703
Communications Equipment–1.22%
Lumentum Holdings, Inc.,
Conv., 0.50%, 12/15/2026	6,550,000	7,623,416
0.50%, 06/15/2028(b)	2,230,000	2,192,090
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	3,773,000	4,693,612
		14,509,118
Construction Machinery & Heavy Trucks–0.68%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028(b)	7,000,000	8,100,274
Consumer Finance–0.70%
SoFi Technologies, Inc., Conv., 0.00%, 10/15/2026(b)(c)	10,300,000	8,349,695
Data Processing & Outsourced Services–1.63%
Block, Inc., Conv., 0.00%, 05/01/2026(c)	11,653,000	10,829,665
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	8,115,000	8,536,980
		19,366,645
Diversified Metals & Mining–0.87%
Ivanhoe Mines Ltd. (Canada), Conv., 2.50%, 04/15/2026(b)	5,733,000	8,244,054
Lithium Americas Corp. (Canada), Conv., 1.75%, 01/15/2027(b)	2,000,000	2,157,000
		10,401,054
Electric Utilities–2.98%
NextEra Energy, Inc., Conv. Investment Units, 5.28%, 03/01/2023	408,611	21,309,064

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	$259,073	$14,147,976
		35,457,040
Financial Exchanges & Data–0.69%
Coinbase Global, Inc., Conv., 0.50%, 06/01/2026(b)	8,713,000	8,155,368
Gas Utilities–0.49%
UGI Corp., Conv. Investment Units, 7.25%, 06/01/2024	64,300	5,787,000
Health Care Equipment–2.98%
CryoPort, Inc., Conv., 0.75%, 12/01/2026(b)	3,500,000	2,766,750
DexCom, Inc., Conv., 0.25%, 11/15/2025	15,080,000	17,294,875
Envista Holdings Corp., Conv., 2.38%, 06/01/2025	1,000,000	2,374,500
Insulet Corp., Conv., 0.38%, 09/01/2026	9,800,000	13,038,900
		35,475,025
Health Care Services–0.42%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(c)	6,163,000	4,974,157
Health Care Technology–0.31%
Omnicell, Inc., Conv., 0.25%, 09/15/2025	2,635,000	3,727,208
Hotel & Resort REITs–1.20%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	12,376,000	14,250,964
Hotels, Resorts & Cruise Lines–4.90%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	11,450,000	11,125,883
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	9,504,000	13,761,792
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(c)	13,034,000	15,918,424
Marriott Vacations Worldwide Corp., Conv., 0.00%, 01/15/2026(c)	9,000,000	9,810,000
Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023	5,846,000	7,665,860
		58,281,959
Industrial Machinery–0.54%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026(b)	6,600,000	6,372,300
Interactive Home Entertainment–1.17%
Sea Ltd. (Taiwan), Conv., 0.25%, 09/15/2026	9,900,000	7,950,690
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(c)	7,000,000	5,999,917
		13,950,607
Interactive Media & Services–2.24%
Snap, Inc.,
Conv., 0.00%, 05/01/2027(b)(c)	15,100,000	12,940,700
0.13%, 03/01/2028(b)	4,000,000	3,994,000
Principal Amount		Value
Interactive Media & Services–(continued)
Twitter, Inc.,
Conv., 0.25%, 06/15/2024	$3,700,000	$3,774,000
0.00%, 03/15/2026(c)	7,000,000	5,911,500
		26,620,200
Internet & Direct Marketing Retail–1.76%
Etsy, Inc.,
Conv., 0.13%, 09/01/2027	4,778,000	4,756,499
0.25%, 06/15/2028(b)	5,450,000	4,869,575
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	3,850,000	5,386,150
Wayfair, Inc., Conv., 0.63%, 10/01/2025	7,125,000	5,885,250
		20,897,474
Internet Services & Infrastructure–3.26%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	6,600,000	8,705,400
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(b)(c)	11,560,000	11,560,000
DigitalOcean Holdings, Inc., Conv., 0.00%, 12/01/2026(b)(c)	2,610,000	2,076,255
Okta, Inc., Conv., 0.38%, 06/15/2026	5,582,000	5,470,360
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	11,577,000	10,992,361
		38,804,376
Investment Banking & Brokerage–0.96%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	10,378,000	11,415,800
Leisure Facilities–1.13%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	3,065,000	4,444,250
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	9,016,441
		13,460,691
Life Sciences Tools & Services–0.35%
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	6,275,000	4,114,047
Mortgage REITs–0.17%
Blackstone Mortgage Trust, Inc., Conv., 5.50%, 03/15/2027	2,000,000	1,975,000
Movies & Entertainment–1.89%
IMAX Corp., Conv., 0.50%, 04/01/2026	5,260,000	5,023,300
Liberty Media Corp., Conv., 0.50%, 09/01/2024(b)(d)	12,300,000	17,484,450
		22,507,750
Multi-Utilities–1.36%
NiSource, Inc., Conv. Investment Units, 7.75%, 03/01/2024	135,900	16,169,382
Oil & Gas Exploration & Production–4.39%
EQT Corp., Conv., 1.75%, 05/01/2026	10,584,000	25,137,000
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	$11,378,000	$27,073,951
		52,210,951
Pharmaceuticals–1.72%
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	10,200,000	12,417,694
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	6,500,000	8,084,375
		20,502,069
Renewable Electricity–0.86%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	9,023,000	10,253,396
Research & Consulting Services–1.18%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	13,985,250
Restaurants–0.90%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,298,000	6,568,200
Shake Shack, Inc., Conv., 0.00%, 03/01/2028(c)	5,111,000	4,127,133
		10,695,333
Semiconductor Equipment–0.79%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(c)	8,950,000	9,343,800
Semiconductors–6.19%
Impinj, Inc., Conv., 1.13%, 05/15/2027(b)	5,200,000	4,904,250
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026(b)	8,200,000	8,369,125
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	24,324,000	27,718,610
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(b)(c)	9,700,000	13,172,600
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	5,275,000	7,269,478
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(b)	10,700,000	12,151,187
		73,585,250
Specialty Stores–0.32%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025	1,200,000	3,746,250
Systems Software–3.74%
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	13,100,000	30,693,300
Rapid7, Inc., Conv., 0.25%, 03/15/2027	8,775,000	10,955,587
Zscaler, Inc., Conv., 0.13%, 07/01/2025	1,650,000	2,815,725
		44,464,612
Technology Hardware, Storage & Peripherals–0.78%
Western Digital Corp., Conv., 1.50%, 02/01/2024	9,500,000	9,215,000
Principal Amount		Value
Trucking–1.39%
Lyft, Inc., Conv., 1.50%, 05/15/2025	$2,650,000	$3,295,275
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	14,650,000	13,185,000
		16,480,275
Water Utilities–1.02%
Essential Utilities, Inc., Conv. Amortizing Notes, 6.00%, 04/30/2022	197,300	12,072,787
Total U.S. Dollar Denominated Bonds & Notes (Cost $880,753,423)		934,439,534
Shares
Preferred Stocks–16.49%
Asset Management & Custody Banks–1.40%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	224,213	16,661,268
Auto Parts & Equipment–1.24%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	108,066	14,747,767
Broadcasting–0.37%
Paramount Global, 5.75%, Series A, Conv. Pfd.	78,875	4,381,506
Diversified Banks–3.08%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	14,500	19,031,250
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	13,300	17,622,500
		36,653,750
Health Care Equipment–2.54%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	310,414	16,396,067
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	118,481	13,795,928
		30,191,995
Independent Power Producers & Energy Traders–0.21%
AES Corp. (The), 6.88%, Conv. Pfd.	25,000	2,473,250
Industrial Machinery–1.32%
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	123,544	12,319,808
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	39,100	3,437,281
		15,757,089
Life Sciences Tools & Services–2.36%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	112,112	11,606,955
Danaher Corp., 5.00%, Series B, Conv. Pfd.	10,400	16,424,096
		28,031,051
Semiconductors–2.90%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	17,540	34,433,651
Wireless Telecommunication Services–1.07%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	11,340	12,672,450
Total Preferred Stocks (Cost $162,773,070)		196,003,777
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Money Market Funds–4.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(e)(f)	19,015,367	$19,015,367
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(e)(f)	14,014,581	14,010,377
Invesco Treasury Portfolio, Institutional Class, 0.16%(e)(f)	21,731,849	21,731,849
Total Money Market Funds (Cost $54,759,388)		54,757,593
TOTAL INVESTMENTS IN SECURITIES–99.70% (Cost $1,098,285,881)		1,185,200,904
OTHER ASSETS LESS LIABILITIES—0.30%		3,570,395
NET ASSETS–100.00%		$1,188,771,299
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $230,335,238, which represented 19.38% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,593,320	$32,353,005	$(22,930,958)	$-	$-	$19,015,367	$2,887
Invesco Liquid Assets Portfolio, Institutional Class	7,285,927	23,109,290	(16,379,256)	(2,781)	(2,803)	14,010,377	1,606
Invesco Treasury Portfolio, Institutional Class	10,963,794	36,974,863	(26,206,808)	-	-	21,731,849	1,758
Total	$27,843,041	$92,437,158	$(65,517,022)	$(2,781)	$(2,803)	$54,757,593	$6,251

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$69,486,209	$864,953,325	$—	$934,439,534
Preferred Stocks	196,003,777	—	—	196,003,777
Money Market Funds	54,757,593	—	—	54,757,593
Total Investments	$320,247,579	$864,953,325	$—	$1,185,200,904
Invesco Convertible Securities Fund